JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 93.7%
Alternative Assets — 3.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	10,203,141	112,132,515

Fixed Income — 9.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	3,739,857	45,027,872
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	15,958,307	134,847,698
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,770,144	11,877,669
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,376,708	16,399,284
JPMorgan High Yield Fund Class R6 Shares (a)	9,419,480	58,494,974
JPMorgan Managed Income Fund Class L Shares (a)	278,088	2,755,850

Total Fixed Income		269,403,347

International Equity — 36.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	19,209,548	261,057,754
JPMorgan International Advantage Fund Class R6 Shares (a)	11,341,409	171,141,857
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	21,596,923	304,084,670
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	18,457,762	331,132,256

Total International Equity		1,067,416,537

U.S. Equity — 44.6%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	13,809,793	282,272,171
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	643,080	27,755,340
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,050,869	16,971,534
JPMorgan Small Cap Value Fund Class R6 Shares (a)	842,581	14,130,088
JPMorgan U.S. Equity Fund Class R6 Shares (a)	24,651,184	329,586,327
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	12,111,264	267,174,482
JPMorgan Value Advantage Fund Class R6 Shares (a)	14,574,931	378,219,455

Total U.S. Equity		1,316,109,397

TOTAL INVESTMENT COMPANIES (Cost $3,048,724,613)		2,765,061,796

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $54,994,715)	54,525,000	55,615,500

	Shares
EXCHANGE-TRADED FUNDS — 1.2%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $48,571,766)	548,536	35,413,484

SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $97,115,376)	97,115,376	97,115,376

Total Investments — 100.1% (Cost $3,249,406,470)		2,953,206,156
Liabilities in Excess of Other Assets — (0.1)%		(1,903,138)

Net Assets — 100.0%		2,951,303,018

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	953	06/2020	CAD	99,749,094	(466,581)
DJ US Real Estate Index	456	06/2020	USD	12,512,640	58,711
MSCI EAFE E-Mini Index	23	06/2020	USD	1,798,830	192,964
S&P 500 E-Mini Index	728	06/2020	USD	93,639,000	(2,635,585)
S&P Midcap 400 E-Mini Index	419	06/2020	USD	60,356,950	4,549,274
U.S. Treasury 10 Year Note	701	06/2020	USD	97,340,422	4,156,294

					5,855,077

Short Contracts
EURO STOXX 50 Index	(2,175)	06/2020	EUR	(64,804,366)	(6,985,798)
Euro-Bund	(441)	06/2020	EUR	(83,905,225)	1,111,245
FTSE 100 Index	(210)	06/2020	GBP	(14,549,036)	(1,210,038)
MSCI Emerging Markets E-Mini Index	(87)	06/2020	USD	(3,674,010)	(308,512)
Russell 2000 E-Mini Index	(57)	06/2020	USD	(3,276,645)	(11,056)

					(7,404,159)

					(1,549,082)

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,897,590,656	$55,615,500	$—	$2,953,206,156

Appreciation in Other Financial Instruments
Futures Contracts (a)	$10,068,488	$—	$—	$10,068,488

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,421,734)	$(8,195,836)	$—	$(11,617,570)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$48,571,766	$—	$—	$(13,158,282)	$35,413,484	548,536	$518,061	$48,550
JPMorgan Core Bond Fund Class R6 Shares (a)	104,456,573	3,978,605	65,308,560	2,545,932	(644,678)	45,027,872	3,739,857	1,360,855	253,440
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	91,081,533	78,227,562	34,762,524	143,046	158,081	134,847,698	15,958,307	3,486,046	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	118,127,775	—	115,497,299	11,564,411	(14,194,887)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	19,441,955	590,011	5,620,820	137,976	(2,671,453)	11,877,669	1,770,144	590,011	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	145,159,892	—	143,525,473	44,938,561	(46,572,980)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,804,331	330,590,860	18,478,099	210,884	(58,070,222)	261,057,754	19,209,548	2,567,697	709,858
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	18,727,981	773,583	—	—	(3,102,280)	16,399,284	2,376,708	773,582	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	280,932,993	113,315,261	77,492,895	2,453,991	(36,937,179)	282,272,171	13,809,793	—	28,764,497
JPMorgan High Yield Fund Class R6 Shares (a)	125,701,178	7,508,924	65,052,433	(44,831)	(9,617,864)	58,494,974	9,419,480	3,530,613	—
JPMorgan International Advantage Fund Class R6 Shares (a)	347,299,709	28,803,973	142,293,511	(13,997,894)	(48,670,420)	171,141,857	11,341,409	11,800,288	—
JPMorgan International Equity Fund Class R6 Shares (a)	360,965,992	121,877	354,668,403	35,841,262	(42,260,728)	—	—	—	121,877
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	319,517,386	63,446,967	—	—	(78,879,683)	304,084,670	21,596,923	11,094,262	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	406,572,828	21,392,760	(565,448)	(53,482,364)	331,132,256	18,457,762	1,612,858	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	186,111,375	—	189,187,963	27,743,487	(24,666,899)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	156,016,496	56,982,165	210,087,285	429,037	(584,563)	2,755,850	278,088	953,510	15,135
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	144,497,930	10,175,229	142,946,370	13,307,029	(25,033,818)	—	—	—	10,175,229
JPMorgan Realty Income Fund Class R6 Shares (a)	218,081,141	16,386,004	91,208,540	12,059,331	(43,185,421)	112,132,515	10,203,141	2,416,934	9,043,051
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	35,935,666	1,710,078	—	—	(9,890,404)	27,755,340	643,080	247,773	1,462,305
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	39,359,520	1,394,084	19,670,685	3,747,879	(7,859,264)	16,971,534	1,050,869	59,310	1,334,774
JPMorgan Small Cap Value Fund Class R6 Shares (a)	34,190,546	1,270,443	13,761,470	(2,335,615)	(5,233,816)	14,130,088	842,581	209,782	1,060,661
JPMorgan U.S. Equity Fund Class R6 Shares (a)	363,109,535	58,441,061	28,226,881	130,922	(63,868,310)	329,586,327	24,651,184	3,372,792	34,136,470
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	104,584,332	920,439,584	927,908,540	—	—	97,115,376	97,115,376	1,296,466	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	431,081,473	42,172,415	140,350,604	14,677,272	(80,406,074)	267,174,482	12,111,264	3,702,213	33,074,292
JPMorgan Value Advantage Fund Class R6 Shares (a)	271,463,197	252,749,258	—	—	(145,993,000)	378,219,455	14,574,931	8,525,855	12,180,256

Total	$3,922,648,509	$2,444,222,538	$2,807,441,115	$152,987,232	$(814,826,508)	$2,897,590,656		$58,118,908	$132,380,395

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.